29. Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic numerator
Net income (loss) allocated to common and preferred shareholders - continuing operations	R$ 1,254	R$ 455	R$ (109)
Net income (loss) allocated to common and preferred shareholders - discontinued operations	(61)	125	(424)
Net income (loss) allocated to common and preferred shareholders	R$ 1,193	R$ 580	R$ (533)
Basic denominator
Weighted average of shares	267,000,000	266,000,000	266,000,000
Diluted numerator
Net income (loss) allocated to common and preferred shareholders - continuing operations	R$ 1,254	R$ 455	R$ (109)
Net income (loss) allocated to common and preferred shareholders - discontinued operations	(61)	125	(424)
Net income (loss) allocated to common and preferred shareholders	R$ 1,193	R$ 580	R$ (533)
Diluted denominator
Weighted average of shares	267,000,000	266,000,000	266,000,000
Stock call option	1,000,000	1,000,000	0
Diluted weighted average of shares	268,000,000	267,000,000	266,000,000
Preferred
Basic numerator
Net income (loss) allocated to common and preferred shareholders - continuing operations	R$ 813	R$ 294	R$ (68)
Net income (loss) allocated to common and preferred shareholders - discontinued operations	(38)	81	(265)
Net income (loss) allocated to common and preferred shareholders	R$ 775	R$ 375	R$ (333)
Basic denominator
Weighted average of shares	167,000,000	166,000,000	166,000,000
Basic earnings per share - continuing operations	R$ 4.86842	R$ 1.77904	R$ (0.41213)
Basic earnings per share - discontinued operations	(0.22714)	0.47908	(1.59905)
Basic earnings per share - total	R$ 4.64129	R$ 2.25812	R$ (2.01118)
Diluted numerator
Net income (loss) allocated to common and preferred shareholders - continuing operations	R$ 813	R$ 294	R$ (68)
Net income (loss) allocated to common and preferred shareholders - discontinued operations	(38)	81	(265)
Net income (loss) allocated to common and preferred shareholders	R$ 775	R$ 375	R$ (333)
Diluted denominator
Weighted average of shares	167,000,000	166,000,000	166,000,000
Stock call option	1,000,000	1,000,000	0
Diluted weighted average of shares	168,000,000	167,000,000	166,000,000
Diluted earnings per share - continuing operations	R$ 4.83520	R$ 1.76950	R$ (0.41213)
Diluted earnings per share - discontinued operations	(0.22559)	0.47650	(1.59905)
Diluted: continued and discontinued operations	R$ 4.60961	R$ 2.24600	R$ (2.01118)
Common
Basic numerator
Net income (loss) allocated to common and preferred shareholders - continuing operations	R$ 441	R$ 161	R$ (41)
Net income (loss) allocated to common and preferred shareholders - discontinued operations	(23)	44	(159)
Net income (loss) allocated to common and preferred shareholders	R$ 418	R$ 205	R$ (200)
Basic denominator
Weighted average of shares	100,000,000	100,000,000	100,000,000
Basic earnings per share - continuing operations	R$ 4.42584	R$ 1.6173	R$ (0.41213)
Basic earnings per share - discontinued operations	(0.22714)	0.43554	(1.59905)
Basic earnings per share - total	R$ 4.1987	R$ 2.05284	R$ (2.01118)
Diluted numerator
Net income (loss) allocated to common and preferred shareholders - continuing operations	R$ 441	R$ 161	R$ (41)
Net income (loss) allocated to common and preferred shareholders - discontinued operations	(23)	44	(159)
Net income (loss) allocated to common and preferred shareholders	R$ 418	R$ 205	R$ (200)
Diluted denominator
Weighted average of shares	100,000,000	100,000,000	100,000,000
Stock call option	0	0	0
Diluted weighted average of shares	100,000,000	100,000,000	100,000,000
Diluted earnings per share - continuing operations	R$ 4.42584	R$ 1.61730	R$ (0.41213)
Diluted earnings per share - discontinued operations	(0.22714)	0.43554	(1.59905)
Diluted: continued and discontinued operations	R$ 4.19870	R$ 2.05284	R$ (2.01118)